ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable
	December 31,
	2013	2014
	US$	US$
Accounts receivable:
Gross	18,859,182	32,420,858
Unearned interest	(1,139,050)	(1,971,843)
Total accounts receivable	17,720,132	30,449,015
Less: allowance for doubtful accounts	(2,303,029)	(5,776,525)
Accounts receivable, net	15,417,103	24,672,490

Classification of Accounts Receivable
	December 31,
	2013	2014
	US$	US$
Accounts receivable, net – current portion	15,001,222	23,184,239
Accounts receivable, net – non-current portion	415,881	1,488,251
Total accounts receivable, net	15,417,103	24,672,490

Summary of Allowance for Doubtful Accounts
	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Balance at the beginning of the year	882,972	1,306,306	2,303,029
Additions charged to bad debt expense	419,383	941,065	7,487,174
Write-off of bad debt allowance	—	—	(4,035,620)
Foreign currency translation adjustment	3,951	55,658	21,942
Balance at the end of the year	1,306,306	2,303,029	5,776,525

Schedule of Aging Accounts Receivable
	As of December 31,
	2013	2014
	US$	US$
Aging:
– current	11,032,162	11,940,237
– 1-3 months past due	2,583,817	5,058,887
– 4-6 months past due	1,428,159	4,139,377
– 7-12 months past due	1,454,967	6,119,995
– greater than one year past due	1,221,027	3,190,519
Total accounts receivable	17,720,132	30,449,015